Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2016
Accounting Policies and Basis of Presentation
Schedule of changes in the asset retirement obligation

	Years ended December 31,
(Millions of dollars)	2016	2015
Beginning balance	$18	$17
Accretion expense	1	1
Ending balance	$19	$18

Schedule of amounts paid for interest and income taxes

	Years ended December 31,
(Millions of dollars)	2016	2015	2014
Interest, net of interest capitalized	$29	$17	$20
Income taxes, net of refunds	31	60	135

Schedule of non-cash transactions resulting from the deconsolidation

(Millions of dollars)
Decrease in net working capital	$21
Increase in investment in and advances to affiliates	(74)
Decrease in property, plant and equipment	16
Decrease in goodwill	28
Decrease in other intangible assets, net (not subject to amortization)	17
Gain on sale of controlling interest in subsidiary	66
Net proceeds from sale of controlling interest in subsidiary	$74